Banking facilities	12 Months Ended
Mar. 31, 2021
Banking Facilities
Banking facilities
7	Banking facilities

As of March 31, 2021, the Company had general banking facilities for bank overdrafts, letters of credit, notes payable and term loans. The facilities are interchangeable with total amounts available of approximately $5,128,000 (2020: $5,128,000). The general banking facilities utilized by the Company are denominated in United States dollars, Hong Kong dollars and Chinese Yuan.

The Company’s general banking facilities, expressed in United States dollars, are further detailed as follows:

	Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
	March 31,		March 31,		March 31,		March 31, 2021
	2020	2021	2020	2021	2020	2021	Interest	Repayment
	$ in thousands		$ in thousands		$ in thousands		rate	Terms
Import and export facilities

Combined limit	2,564	2,564	937	492	1,627	2,072

Including sub-limit of:
Notes payable	2,308	2,308	—	25	2,308	2,283	HIBOR* +2.5%	Repayable in full within 120 days
Bank overdrafts	641	641	—	—	641	641	Prime rate +1%	Repayable on demand
Long term loans (1)	1,214	1,214	937	467	277	747	HIBOR* +2%	Term loans repayable monthly over 3 years.

Other facilities
Export documentary credits	641	641	—	—	641	641
Revolving loan	1,923	1,923	1,000	500	923	1,423	HIBOR* +2.25%	Repayable until redemption of a listed debt instrument

	5,128	5,128	1,937	992	3,191	4,136

(1) A clause in the banking facilities states that the term loans are subject to review any time and also subject to the bank's overriding right to repayment on demand, including the right to call for cash cover on demand for prospective and contingent liabilities. Therefore, all long-term loans were classified as current liabilities in the consolidated balance sheets. As of March 31, 2021, $500,000 of long-term loans became current as they are repayable within one year in accordance with the repayment schedule.

* HIBOR is the Hong Kong Interbank Offer Rate

One of the properties of the Company located in Hong Kong with a net book value of approximately $677,000 as of March 31, 2021, the rental assignment over such property, the rights, interests and benefits of a life insurance contract with a book value of approximately $163,000 and a listed debt instrument with a book value of approximately $523,000 are arranged as securities to the banks for the banking facilities arrangement.

The Prime Rate and HIBOR were 5.00% and 0.13% per annum, respectively, as of March 31, 2021. The Prime Rate is determined by the Hong Kong Association of Banks and is subject to revision from time to time. Interest rates are subject to change if the Company defaults on the amount due under the facility or draws in excess of the facility amounts, or at the discretion of the banks.

The weighted average interest rates of borrowings of the Company are as follows:

	During the fiscal year ended March 31,
	2020	2021

Bank overdrafts	6.00%	6.00%
Notes payable	4.71%	2.85%
Term loans	4.06%	2.78%
Revolving loan	4.29%	2.50%